Statements Of Changes In Partners' Capital (USD $)	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series A [Member]	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series B [Member]	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series C [Member]	Limited Partners [Member] Millburn Multi-Markets Trading L.P. [Member]	New Profit Memo Account [Member] Millburn Multi-Markets Trading L.P. [Member]	General Partner [Member] Millburn Multi-Markets Fund L.P. [Member]	General Partner [Member] Millburn Multi-Markets Trading L.P. [Member]	Millburn Multi-Markets Fund L.P. [Member]	Millburn Multi-Markets Trading L.P. [Member]
PARTNERS' CAPITAL at Dec. 31, 2012	$ 168,880,502	$ 20,299,372	$ 36,535,117	$ 332,882,210		$ 3,228,323	$ 1,682,328	$ 228,943,314	$ 334,564,538
PARTNERS' CAPITAL, units at Dec. 31, 2012	181,345.3268	20,671.4907	36,885.1442
Capital contributions	14,027,967	931,000	172,131	22,246,533				15,131,098	22,246,533
Capital contributions, units	15,258.4550	966.3400	173.0280
Capital withdrawals	(51,804,740)	(9,259,180)	(32,819,463)	(110,477,780)		(500,000)	(209,279)	(94,383,383)	(110,687,059)
Capital withdrawals, units	(59,184.2534)	(9,840.2662)	(32,597.7612)
Net income (loss)				(20,969,905)	(653)		(77,339)	(15,465,717)	(21,047,897)
Net income (loss)	(14,322,687)	(1,212,825)	225,203			(155,408)		(15,465,717)	(21,057,829)
General Partner's allocation - profit share				(9,932)	9,932				(9,932)
Transfer of New Profit Memo Account to General Partner					(9,279)		9,279
NET ASSET VALUE PER UNIT	$ 849.81	$ 911.91	$ 922.11
PARTNERS' CAPITAL at Dec. 31, 2013	116,781,042	10,758,367	4,112,988	223,671,126		2,572,915	1,404,989	134,225,312	225,076,115
PARTNERS' CAPITAL, units at Dec. 31, 2013	137,419.5284	11,797.5645	4,460.4110
Capital contributions	4,421,175	235,000		8,701,175				4,656,175	8,701,175
Capital contributions, units	4,729.3870	223.6920
Capital withdrawals	(30,239,318)	(4,733,876)	(1,660,879)	(99,521,289)			(1,300,926)	(36,634,073)	(100,822,215)
Capital withdrawals, units	(34,403.2760)	(5,010.2382)	(1,709.1135)
Net income (loss)				28,862,443	37,714		255,849	16,365,066	29,156,006
Net income (loss)	14,136,931	1,208,540	518,713			500,882		16,365,066	28,692,794
General Partner's allocation - profit share				(463,212)	463,212				(463,212)
Transfer of New Profit Memo Account to General Partner					(500,926)		500,926
NET ASSET VALUE PER UNIT	$ 975.44	$ 1,065.18	$ 1,079.79
PARTNERS' CAPITAL at Dec. 31, 2014	$ 105,099,830	$ 7,468,031	$ 2,970,822	$ 161,250,243		$ 3,073,797	$ 860,838	$ 118,612,480	$ 162,111,081
PARTNERS' CAPITAL, units at Dec. 31, 2014	107,745.6394	7,011.0183	2,751.2975